KAR International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—91.3%
Communication Services—26.3%
Addcn Technology Co., Ltd. (Taiwan)	2,497,000	$20,033
Adevinta ASA (Norway)(1)	2,312,000	27,388
Ascential plc (United Kingdom)	11,838,662	61,440
Auto Trader Group plc (United Kingdom)	13,456,060	105,982
carsales.com Ltd. (Australia)	2,793,361	32,560
CTS Eventim AG & Co. KGaA (Germany)	389,600	24,495
Karnov Group AB (Sweden)(1)	10,549,104	59,693
MarkLines Co., Ltd. (Japan)	239,200	4,350
Rightmove plc (United Kingdom)	12,881,210	108,108
Scout24 AG (Germany)	974,675	64,450
		508,499

Consumer Discretionary—1.2%
Asante, Inc. (Japan)	91,621	1,714
Goldlion Holdings Ltd. (Hong Kong)	27,211,784	8,242
Moneysupermarket.com Group plc (United Kingdom)	2,985,934	13,076
		23,032

Consumer Staples—3.6%
Anhui Gujing Distillery Co., Ltd. Class B (China)	134,789	1,225
Compania Cervecerias Unidas SA Sponsored ADR (Chile)	1,360,850	25,815
Heineken Malaysia Bhd (Malaysia)	4,725,700	31,331
Taisun International Holding Corp. (Taiwan)	2,280,626	10,423
		68,794

Energy—3.5%
Computer Modelling Group Ltd. (Canada)	5,509,990	34,879
Pason Systems, Inc. (Canada)	3,302,270	33,339
		68,218

Financials—13.0%
Euroz Ltd. (Australia)	6,082,168	4,375
Gruppo Mutuionline SpA (Italy)	1,658,016	37,289
Korea Ratings Corp. (South Korea)	11,103	562
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	6,544,976	67,102
Numis Corp. plc (United Kingdom)	5,214,997	20,654
Sabre Insurance Group plc (United Kingdom)	14,966,973	61,062
Vostok New Ventures Ltd. SDR (Sweden)(1)	8,874,316	59,596
		250,640

Health Care—2.9%
Haw Par Corp., Ltd. (Singapore)	5,881,019	55,926
Industrials—29.5%
AIT Corp. (Japan)	918,500	8,301
Asiakastieto Group Oyj (Finland)	1,058,191	37,390
en-japan, Inc. (Japan)	1,256,900	55,236
Golden Friends Corp. (Taiwan)	4,932,000	10,102
Haitian International Holdings Ltd. (Hong Kong)	18,902,000	45,798
HeadHunter Group plc ADR (Russia)	4,568,019	97,984
Howden Joinery Group plc (United Kingdom)	4,537,100	40,422
Hy-Lok Corp. (South Korea)	674,759	11,203
JOST Werke AG (Germany)	1,256,910	52,589
Kerry TJ Logistics Co., Ltd. (Taiwan)	13,908,000	18,187
Lumax International Corp., Ltd. (Taiwan)	7,818,259	20,917
	Shares	Value

Industrials—continued
Marel HF (Iceland)	9,179,565	$46,850
Rotork plc (United Kingdom)	6,386,200	28,338
SJR in Scandinavia AB Class B (Sweden)	1,038,300	4,102
VAT Group AG (Switzerland)(1)	175,870	29,721
Voltronic Power Technology Corp. (Taiwan)	894,000	21,323
WABCO Holdings, Inc. (United States)(1)	307,100	41,612
		570,075

Information Technology—9.9%
Alten SA (France)	454,153	57,311
Bouvet ASA (Norway)	1,035,170	45,749
Douzone Bizon Co., Ltd. (South Korea)	394,279	27,616
e-Credible Co., Ltd. (South Korea)	390,500	6,264
FDM Group Holdings plc (United Kingdom)	608,985	8,341
Fortnox AB (Sweden)	867,909	15,567
SimCorp A/S (Denmark)	185,010	21,037
Webstep AS (Norway)	3,119,279	8,598
		190,483

Materials—1.4%
Corp. Moctezuma SAB de C.V. (Mexico)	9,325,218	27,235
Total Common Stocks (Identified Cost $1,497,765)		1,762,902

Total Long-Term Investments—91.3% (Identified Cost $1,497,765)		1,762,902

Short-Term Investment—7.1%
Money Market Mutual Fund—7.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(2)	136,585,357	136,585
Total Short-Term Investment (Identified Cost $136,585)		136,585

TOTAL INVESTMENTS—98.4% (Identified Cost $1,634,350)		$1,899,487
Other assets and liabilities, net—1.6%		31,707
NET ASSETS—100.0%		$1,931,194

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

KAR International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
Country Weightings†
United Kingdom	27%
United States	9
Germany	8
Sweden	7
Taiwan	5
Russia	5
Norway	4
Other	35
Total	100%
† % of total investments as of December 31, 2019.
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,762,902	$1,762,902
Money Market Mutual Fund	136,585	136,585
Total Investments	$1,899,487	$1,899,487
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2019.
There were no transfers into or out of Level 3 related to securities held at December 31, 2019.
See Notes to Schedule of Investments

KAR INTERNATIONAL SMALL-CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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